RESTRUCTURING COSTS - Schedules (Q3) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	$ 3			$ 34	$ 19	$ 97	$ 126	$ 80	$ 111
Cost of sales
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	(1)			14	5	27	36	36	48
Selling, general and administrative
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	4			20	14	70	90	44	63
2020 Actions
Restructuring Reserve [Roll Forward]
Beginning balance	9		$ 0		0
Net pre-tax restructuring costs	5				18
Utilization, foreign exchange and other costs	(4)				(8)
Ending balance	10	$ 9			10		0
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs	22				22
Costs Incurred	(5)	(11)	(2)
Remaining Costs	4				4
2020 Actions | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	8		0		0
Net pre-tax restructuring costs	5				17
Utilization, foreign exchange and other costs	(4)				(8)
Ending balance	9	8			9		0
2020 Actions | Facility Exit, Lease Termination and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	1		0		0
Net pre-tax restructuring costs	0				1
Utilization, foreign exchange and other costs	0				0
Ending balance	1	1			1		0
2020 Actions | Cost of sales
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					7
2020 Actions | Selling, general and administrative
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					11
2019 Actions
Restructuring Reserve [Roll Forward]
Beginning balance	27		44		44
Net pre-tax restructuring costs	0				3	82
Utilization, foreign exchange and other costs	(5)				(25)
Ending balance	22	27			22		44
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs				120		120
Costs Incurred	0	0	(3)				(110)
Remaining Costs	7				7
2019 Actions | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	27		43		43
Net pre-tax restructuring costs	0				3
Utilization, foreign exchange and other costs	(5)				(24)
Ending balance	22	27			22		43
2019 Actions | Facility Exit, Lease Termination and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0		1		1
Net pre-tax restructuring costs	0				0
Utilization, foreign exchange and other costs	0				(1)
Ending balance	0	0			0		1
2019 Actions | Cost of sales
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					0	20
2019 Actions | Selling, general and administrative
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					3	62
Operating Segments | HVAC
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	0			12	3	47	56	20	36
Operating Segments | Refrigeration
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	(1)			7	2	14	14	23	13
Operating Segments | Fire & Security
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	4			14	13	35	53	34	57
Operating Segments | 2020 Actions | HVAC
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs	5				5
Costs Incurred	(1)	(2)	(1)
Remaining Costs	1				1
Operating Segments | 2020 Actions | Refrigeration
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs	3				3
Costs Incurred	0	(3)	0
Remaining Costs	0				0
Operating Segments | 2020 Actions | Fire & Security
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs	13				13
Costs Incurred	(4)	(5)	(1)
Remaining Costs	3				3
Operating Segments | 2019 Actions | HVAC
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs				53		53
Costs Incurred	(1)	2	(1)				(51)
Remaining Costs	2				2
Operating Segments | 2019 Actions | Refrigeration
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs				16		16
Costs Incurred	1	(1)	0				(14)
Remaining Costs	2				2
Operating Segments | 2019 Actions | Fire & Security
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs				49		49
Costs Incurred	0	(1)	(2)				(43)
Remaining Costs	3				3
Eliminations and other
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	0			1	1	1	3	$ 3	$ 5
Eliminations and other | 2020 Actions
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs	1				1
Costs Incurred	0	(1)	0
Remaining Costs	0				0
Eliminations and other | 2019 Actions
Restructuring and Related Cost, Expected Cost [Abstract]
Expected Costs				$ 2		$ 2
Costs Incurred	0	$ 0	$ 0				$ (2)
Remaining Costs	$ 0				$ 0